SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.9%
Commercial Services - 4.9%
ASGN, Inc. *	13,525	850,182
Booz Allen Hamilton Holding Corp.	48,200	3,423,164
Brink’s Co.	26,625	2,208,544
Etsy, Inc. *	25,325	1,430,862

		7,912,752
Communications - 0.4%
Shenandoah Telecommunications Co.	21,300	676,701

Consumer Durables - 1.6%
YETI Holdings, Inc. *	91,500	2,562,000

Consumer Non-Durables - 1.9%
Coca-Cola European Partners, PLC	40,700	2,256,815
VF Corp.	8,900	792,011

		3,048,826
Consumer Services - 8.3%
Chegg, Inc. *	51,275	1,535,686
Cinemark Holdings, Inc.	45,600	1,761,984
Dunkin’ Brands Group, Inc.	21,600	1,714,176
Grand Canyon Education, Inc. *	11,200	1,099,840
Nexstar Media Group, Inc.	20,650	2,112,702
Service Corp. International	55,500	2,653,455
Strategic Education, Inc.	10,400	1,413,152
Vail Resorts, Inc.	4,600	1,046,776

		13,337,771
Electronic Technology - 11.3%
Advanced Micro Devices, Inc. *	55,300	1,603,147
Applied Materials, Inc.	35,475	1,770,203
Arista Networks, Inc. *	17,900	4,276,668
Broadcom, Inc.	9,100	2,512,237
Cabot Microelectronics Corp.	10,825	1,528,598
Ciena Corp. *	44,800	1,757,504
Garmin, Ltd.	26,500	2,244,285
Monolithic Power Systems, Inc.	3,000	466,890
Skyworks Solutions, Inc.	26,250	2,080,312

		18,239,844
Energy Minerals - 0.7%
Marathon Petroleum Corp.	19,500	1,184,625

Finance - 9.8%
Ameriprise Financial, Inc.	7,800	1,147,380
Arthur J Gallagher & Co.	18,900	1,692,873
Axis Capital Holdings, Ltd.	20,500	1,367,760
Carlyle Group LP	96,800	2,474,208
First Republic Bank	16,550	1,600,385
Intercontinental Exchange, Inc.	28,500	2,629,695
Legg Mason, Inc.	35,900	1,371,021
New York Community Bancorp, Inc.	107,050	1,343,478

Name of Issuer	Quantity	Fair Value ($)

SVB Financial Group *	4,250	888,038
T Rowe Price Group, Inc.	11,800	1,348,150

		15,862,988
Health Services - 2.4%
Encompass Health Corp.	24,100	1,525,048
Teladoc Health, Inc. *	34,350	2,326,182

		3,851,230
Health Technology - 11.0%
Align Technology, Inc. *	8,900	1,610,188
Avantor, Inc. *	108,325	1,592,378
Canopy Growth Corp. *	20,000	458,600
Cronos Group, Inc. *	82,525	746,851
DexCom, Inc. *	16,950	2,529,618
Edwards Lifesciences Corp. *	5,500	1,209,505
Exact Sciences Corp. *	17,000	1,536,290
Insulet Corp. *	14,400	2,374,992
Jazz Pharmaceuticals, PLC *	5,700	730,398
Sarepta Therapeutics, Inc. *	19,900	1,498,868
Thermo Fisher Scientific, Inc.	12,150	3,538,930

		17,826,618
Industrial Services - 3.8%
Jacobs Engineering Group, Inc.	27,800	2,543,700
Waste Connections, Inc.	38,950	3,583,400

		6,127,100
Non-Energy Minerals - 1.4%
Trex Co., Inc. *	25,100	2,282,343

Process Industries - 3.6%
Ecolab, Inc.	15,500	3,069,620
Scotts Miracle-Gro Co.	27,600	2,810,232

		5,879,852

Producer Manufacturing - 8.6%
AMETEK, Inc.	24,000	2,203,680
Anixter International, Inc. *	8,886	614,200
Carlisle Cos., Inc.	13,300	1,935,682
Hubbell, Inc.	16,000	2,102,400
Ingersoll-Rand, PLC	31,700	3,905,757
L3Harris Technologies, Inc.	9,125	1,903,840
Rockwell Automation, Inc.	8,000	1,318,400

		13,983,959
Retail Trade - 4.5%
TJX Cos., Inc.	85,800	4,782,492
Ulta Beauty, Inc. *	9,700	2,431,305

		7,213,797
Technology Services - 19.4%
Altair Engineering, Inc. *	50,800	1,758,696
ANSYS, Inc. *	13,000	2,877,680
Aspen Technology, Inc. *	19,900	2,449,292

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Atlassian Corp., PLC *	19,800	2,483,712
Autodesk, Inc. *	17,900	2,643,830
Booking Holdings, Inc. *	800	1,570,088
Euronet Worldwide, Inc. *	29,575	4,326,822
GoDaddy, Inc. *	14,600	963,308
Guidewire Software, Inc. *	19,300	2,033,834
HubSpot, Inc. *	10,300	1,561,583
PTC, Inc. *	39,600	2,699,928
Qualys, Inc. *	17,050	1,288,468
Science Applications International Corp.	25,100	2,192,485
Splunk, Inc. *	20,900	2,463,274

		31,313,000
Transportation - 1.7%
Alaska Air Group, Inc.	26,400	1,713,624
Knight-Swift Transportation Holdings, Inc.	27,300	990,990

		2,704,614

Name of Issuer	Quantity	Fair Value ($)

Utilities - 1.6%
WEC Energy Group, Inc.	27,800	2,643,780

Total Common Stocks (cost: $96,147,496)		156,651,800

Short-Term Securities - 3.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	5,208,167	5,208,167

(cost: $5,208,167)
Total Investments in Securities - 100.1% (cost: $101,355,663)		161,859,967
Other Assets and Liabilities, net - (0.1%)		(141,348)

Total Net Assets - 100.0%		$161,718,619

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	156,651,800	—	—	156,651,800
Short-Term Securities	5,208,167	—	—	5,208,167

Total:	161,859,967	—	—	161,859,967

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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